Debt - Schedule of Short-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Principal Outstanding	$ 114.6	$ 100.0
Deferred finance charges	(11.1)	(10.3)
Debt discount	(6.8)	(6.8)
Debt premium	1.1	0.0
Carrying value short-term debt	97.8	82.9
2028 Notes
Debt Instrument [Line Items]
Short-term debt	75.0	75.0
2030 Notes
Debt Instrument [Line Items]
Short-term debt	25.0	25.0
Additional 2028 Notes
Debt Instrument [Line Items]
Short-term debt	$ 14.6	$ 0.0